Real Estate Investments (Narrative) (Details)					3 Months Ended		9 Months Ended
	Aug. 27, 2019 USD ($)	Aug. 22, 2019 USD ($) property	Aug. 01, 2019 USD ($)	Feb. 06, 2019 USD ($) property	Sep. 30, 2019 USD ($) property	Sep. 30, 2018 USD ($) property	Sep. 30, 2019 USD ($) property	Sep. 30, 2018 USD ($) property	Sep. 30, 2019 USD ($)	Sep. 30, 2019 encumbered_property	Apr. 01, 2019 USD ($)	Mar. 31, 2019 property	Mar. 21, 2019 USD ($)	Sep. 25, 2018 USD ($)	Jul. 26, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties					193		193			103
Gain on sale of real estate investments					$ 2,715,000	$ 0	$ 8,793,000	$ 0
Impairment charges					22,615,000	17,837,000	22,634,000	18,570,000
Bad debt expense						4,900,000	4,797,000	9,227,000
Revenues from tenants under OTA					$ 95,440,000	90,191,000	$ 280,445,000	270,586,000
LaSalle Tenant
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties | property					4		4
Receivable									$ 8,200,000
Bad debt expense					$ 1,200,000	3,300,000	$ 3,100,000	3,600,000
NuVista Tenants
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties | property					2		2
Receivable									10,100,000
Bad debt expense					$ 0	1,600,000	$ 1,100,000	$ 5,400,000
Number of real estate properties under OTA | property					1		1
Revenues from tenants under OTA					$ 1,600,000
Individual business acquisitions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties acquired | property							9	11
Construction in progress							$ 5,362,000	$ 6,685,000
Capitalized interest							$ 2,800,000
Multi-tenant MOB
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties acquired | property							5
Single Tenant MOB
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties acquired | property							3
Purchase price							$ 86,300,000
Seniors Housing Communities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties acquired | property							1
Impairment charges							$ 19,000
Loss on sale of real estate investments			$ 200,000
Seniors Housing Communities | Assets Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate contract sale price									$ 71,800,000		$ 3,500,000		$ 3,600,000
Number of properties held for sale | property					14		14					1
Impairment charges					$ 22,600,000		$ 22,600,000
Number of real estate properties, not encumbered | property					3		3
Medical Office Buildings | Assets Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties | property					6		6
Number of properties disposed | property		1		5
Aggregate contract sale price		$ 13,600,000		$ 45,000,000.0										$ 58,800,000	$ 68,000,000.0
Gain on sale of real estate investments		$ 2,900,000		$ 6,100,000
Held-for-use
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charges						$ 1,300,000		$ 2,000,000.0
Number of properties held for sale, impairment charge | property						1		1
LaSalle Guarantor vs LaSalle Tenant | Settled Litigation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Litigation settlement, amount awarded from other party	$ 7,700,000